Annual Operating Expenses {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-13 - Fidelity Managed Retirement Income Fund - Fidelity Managed Retirement Income Fund
Sep. 29, 2022
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%